Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current:
Accrued payroll	$ 75,439	$ 59,772
Accrued expenses	7,789	14,993
Other liabilities	6,695	4,453
Accrued payroll and other liabilities, current	89,923	79,218
Non-current:
Phantom RSU award liability	4,761	2,730
Security deposits	5,460	5,976
Other liabilities	1,295	2,491
Accrued payroll and other liabilities, non-current	21,900	21,884
Initial Franchise Fees
Non-current:
Deferred income	4,536	4,612
Excluding Franchise, Initial Fees
Non-current:
Deferred income	$ 5,848	$ 6,075